Asset Retirement Obligations - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation [Line Items]
Asset retirement obligations discounted rate	6.25%
Fee payable per mile of abandoned track, levied under the Canada Transportation Act	30,000
Asset retirement obligations	23	24	23
Grain-dependent branch lines Retirement Obligation Payments Time Period	2015 - 2044
Joint facility retirement obligation payments time period	30 years
Undiscounted [Member] | Grain-dependent branch lines [Member]
Asset Retirement Obligation [Line Items]
Asset retirement obligations	38	39
Undiscounted [Member] | Joint Facility [Member]
Asset Retirement Obligation [Line Items]
Asset retirement obligations	21	20
Discounted [Member] | Grain-dependent branch lines [Member]
Asset Retirement Obligation [Line Items]
Asset retirement obligations	20	21
Discounted [Member] | Joint Facility [Member]
Asset Retirement Obligation [Line Items]
Asset retirement obligations	3	3